Document and Entity Information	Nov. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36152
Entity Registrant Name	Aerie Pharmaceuticals, Inc.
Entity Central Index Key	0001337553
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3109565
Entity Address, Address Line One	4301 Emperor Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	237-5300
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AERI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false